Summary of Significant Accounting Policies (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Common shares issued	9,744,362	5,409,746
Treasury shares issued	1,778,592	1,474,853
Furniture and Fixtures [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Property and equipment use full life	5 years
Software [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Property and equipment use full life	3 years